PREPAID EXPENSES (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expense	$ 239,884	$ 355,467
Prepaid expense		$ 354,878	$ 100,912